As filed with the Securities and Exchange Commission on August 29, 2006

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21487

RMK Strategic Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (901) 524-4100

ALLEN B. MORGAN, JR.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 13.8% OF NET ASSETS
	Collateralized Debt Obligations - 7.6%
3,827,722	E-Trade 2004-1A COM1, 2.000% 1/10/40	3,866,001
4,000,000	GRAND 2005-1A C0MB, 1.913% 4/5/46	3,760,000
2,000,000	Linker Finance PLC 16A E, 8.752% 5/19/45 (a)	1,940,000
2,998,428	MKP CBO 5A E, 8.736% 1/6/46 (a)	2,943,617
2,000,000	Orchid Structured Finance 2006-3A E, 8.620% 1/6/46 (a)	2,000,000
3,000,000	Palmer Square 2A CN, Zero Coupon Bond 11/2/45 (a)	2,985,000
2,400,000	Restructured Asset Backed 2003-3A A3, 5.378% 1/29/22 (a)	2,069,184
4,000,000	Taberna Preferred Funding 2006 - 6A COM1, Zero Coupon Bond 12/5/36 (a)	3,977,600
1,000,000	Trapeza LLC 2006-10A, Zero Coupon Bond 6/6/41	970,000
3,000,000	Trapeza LLC 8.700% 6/6/41 (a)	3,000,000

		$27,511,402

	Equipment Leases - 1.7%
1,431,028	Aerco Limited 2A A3, 5.659% 7/15/25 (a)	1,241,417
18,000,000	Airplanes Repackaging 2004-1A B, Zero Coupon Bond 6/16/31 (a)	1,170,000
2,943,023	Aviation Capital 2005-3A C1, 8.573% 12/25/35 (a)	2,979,811
3,000,000	United Capital Aviation Trust 2005-1 B1A, Zero Coupon Bond 7/15/31 (a)	884,760

		$6,275,988

	Franchise Loans - 0.4%
	FMAC Loan Trust 1997-C AX, 2.264% 12/15/19 interest-only strips (a)	1,257,560
	Home Equity Loans - 3.6%
906,556	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	879,360
2,000,000	Ace Securities 2004-HE4 M11, 8.823% 12/25/34	1,871,880
1,487,000	Ace Securities 2004-HS1 M6, 8.823% 2/25/34	1,495,629
1,000,000	Aegis Asset Backed Securities Trust 2004-2 B3, 9.073% 6/25/34	995,000
2,325,699	Asset Backed Securities 2002-HE3 M4, 7.749% 10/15/32	2,248,672
1,000,000	Asset Backed Securities 2005-HE1 M10, 8.323% 3/25/35	929,060
2,000,000	Meritage Mortgage, 8.323% 1/25/36 (a)	1,620,620
3,000,000	Merrill Lynch Mortgage 2005-ACR1 B4, 7.841% 6/28/35 (a)	2,775,000

		$12,815,221

	Manufactured Housing - 0.5%
1,793,288	Mid-State Trust 2005-1 B, 7.758% 1/15/40	1,742,808

Total Asset Backed Securities - Investment Grade (cost $50,446,451)		$49,602,979

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 35.2% OF NET ASSETS
	Certificate-Backed Obligations - 1.6%
1,000,000	Preferred Term Securities II, 12.000% 5/22/33 (a)	661,140
1,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	1,022,990
4,000,000	Preferred Term Securities XXII, Zero Coupon Bond 9/22/36 (a)	3,952,000

		$5,636,130

	Collateralized Debt Obligations - 5.3%
1,664,083	Cigna CDO Limited 2000-1A B1, 6.520% 8/28/12 (a)	1,249,111
3,000,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,485,000
1,000,000	Flagship CLO 2005-4A, Zero Coupon Bond, 6/1/17 (a)	946,250
2,000,000	Goldentree Capital 2006-1A E, 10.940% 2/22/20 (a)	1,938,800
2,000,000	GSC Partners CDO Fund Ltd 2006-7A COM1, Zero Coupon Bond 5/25/20 (a)	1,960,000
2,931,763	Hewett’s Island 2004-1A COM, 9.000% 12/15/16	2,873,129
2,000,000	Latitude CLO Ltd 2005-1X SUB, Zero Coupon Bond 12/15/17	1,857,500
1,000,000	Marquette Park CLO, 10.000% 7/12/20	980,000

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
1,931,967	MKP 4A CS, 2.000% 7/12/40 (a)	1,860,079
2,000,000	Rosedale CLO Ltd I-A II, Zero Coupon Bond 7/26/21 (a)	1,920,000
2,000,000	Veritas 2006-2A, 15.000% 7/11/21 (a)	1,920,000

		$18,989,869

	Commercial Loans - 1.2%
117,746	CS First Boston Mortgage 1995-WF1 G, 8.570% 12/21/27	111,779
167,334	Lehman Brothers-UBS Commercial Mortgage 2001-C7 S, 5.868% 11/15/33	1,116,010
3,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	1,714,140
3,000,000	North Street Referenced Linked Notes 2000-1A D1, 7.726% 4/28/11 (a)	1,350,000

		$4,291,929

	Equipment Leases - 16.5%
3,524,400	Aerco Limited 1X C1, 6.549% 7/15/23	1,308,433
3,232,307	Aerco Limited 2A C2, 7.249% 7/15/25 (a)	1,002,015
11,000,000	Aircraft Finance Trust 1999-1A A1, 5.679% 5/15/24 (a)	7,645,000
22,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.749% 3/15/19	13,640,000
958,289	DVI Receivables 2001-2 A3, 3.519% 11/8/31	785,798
1,344,822	DVI Receivables 2001-2 A4, 4.613% 11/11/09	1,116,203
4,988,900	DVI Receivables 2002-1 A3A, 5.070% 6/11/10	3,192,897
17,000,000	Lease Investment Flight Trust 1 A1, 5.589% 7/15/31	12,112,500
2,000,000	Lease Investment Flight Trust 1 A2, 5.629% 7/15/31	1,450,000
6,000,000	Pegasus Aviation Lease 1999-1A B1, 6.300% 3/25/29 (a)	1,281,600
1,489,927	Pegasus Aviation Lease 2000-1 A1, 5.948% 3/25/15 (a)	934,930
3,000,000	Pegasus Aviation Lease 2000-1 A2, 8.370% 3/25/30 (a)	1,923,540
18,500,000	Pegasus Aviation Lease 2001-1A A1, 5.655% 5/10/31 (a)	11,285,000
1,822,095	Pegasus Aviation Lease 2001-1A A3, 5.850% 3/10/14 (a)	1,598,889

		$59,276,805

	Franchise Loans - 0.7%
2,000,000	ACLC Business Loan Receivables Trust 1998-2 B, 6.850% 4/15/20 (a)	1,826,640
1,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	588,030
	FMAC Loan Trust 1998-BA AX, 2.259% 11/15/20 interest-only strips (a)	303,908

		$2,718,578

	Home Equity Loans - 9.8%
8,892,000	Ace Securities 2004-HE1 B, 8.823% 2/25/34	5,779,800
2,000,000	Ace Securities 2004-HE4 B, 8.823% 12/25/34 (a)	1,680,000
2,000,000	Ace Securities 2005-HE2 B1, 8.573% 4/25/35 (a)	1,652,500
2,000,000	Ace Securities 2005-HE5 B2, 8.823% 8/25/35 (a)	1,570,000
2,000,000	Ace Securities 2005-HE6 B1, 8.823% 10/25/35 (a)	1,560,000
1,237,501	Amresco Residential Securities 1999-1 B, 9.323% 11/25/29	1,204,012
2,000,000	Asset Backed Securities Corp Home Equity 2005-HE4 M12, 7.823% 5/25/35 (a)	1,727,500
2,000,000	Asset Backed Securities Corp Home Equity 2006-HE4 M9, 7.823% 5/25/36 (a)	1,788,440
738,742	Delta Funding Home Equity 2000-4 B, 7.150% 2/15/31	243,785
2,732,000	Equifirst Mortgage 2004-2 B2, 8.087% 7/25/34 (a)	2,308,540
1,000,000	Equifirst Mortgage 2005-1 B3, 8.573% 4/25/35 (a)	822,500
1,000,000	Equifirst Mortgage 2005-1 B4, 8.573% 4/25/35 (a)	820,000
2,000,000	Heat Equity Asset Trust 2003-4 B2, 8.818% 10/25/33	2,025,000
3,000,000	Meritage Asset Holdings NIM 2005-2 N4, 7.500% 11/25/35 (a)	2,259,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.823% 6/25/35 (a)	1,760,000
3,000,000	Terwin Mortgage 2005-11 1B7, 5.000% 11/25/36 (a)	2,337,149
	Terwin Mortgage 2005-3SL B6, 11.500% 3/25/35 interest-only strips	469,859
1,823,583	Terwin Mortgage 2005-7SL, 6.500% 7/25/35 (a)	1,588,797
2,798,980	Terwin Mortgage 2005-R1, 5.000% 12/28/36 (a)	2,227,500

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
2,000,000	Terwin Mortgage 2006-R3, Zero Coupon Bond 6/26/37(a)	1,634,800

		$35,459,182

	Manufactured Housing - 0.1%
201,079	Bombardier Capital 1999-B M1, 8.120% 12/15/29	2,011
2,319,862	Greenpoint Manufactured Housing 2000-1 M2, 8.780% 3/20/30	185,589
4,267,851	UCFC Manufactured Housing 1997-2 B1, Zero Coupon Bond 2/15/18	192,053

		$379,653

Total Asset Backed Securities - Non-Investment Grade (cost $132,308,449)		$126,752,146

CORPORATE BONDS - INVESTMENT GRADE - 1.1% OF NET ASSETS
	Special Purpose Entity - 1.1%
4,000,000	Duane Park I, Zero Coupon Bond, 6/27/16 (a)	4,000,000

Total Corporate Bonds - Investment Grade (cost $4,000,000)		$4,000,000

CORPORATE BONDS - NON-INVESTMENT GRADE - 36.4% OF NET ASSETS
	Apparel - 0.8%
2,940,000	Rafaella Apparel, 11.250% 6/15/11 (a)	2,822,400
	Appliances - 1.2%
4,444,000	Windmere-Durable, 10.000% 7/31/08	4,205,135
	Automotives - 1.9%
2,000,000	Dana Corporation, 5.850% 1/15/15 in default (c)	1,510,000
1,850,000	Delco Remy International Inc, 11.000% 5/1/09	1,082,250
1,000,000	Federal-Mogul Co, 7.500% 1/15/09 in default (c)	660,000
1,000,000	Ford Motor, 9.215% 9/15/21	790,000
675,000	Ford Motor, 9.980% 2/15/47	543,375
2,975,000	General Motors, 8.375% 7/15/33	2,394,875

		$6,980,500

	Automotive Parts & Equipment - 2.0%
1,375,000	Dana Corporation, Zero Coupon Bond 6/15/10 in default (c)	1,210,000
825,000	Delphi Corporation, Zero Coupon Bond 5/1/29 in default (c)	643,500
2,650,000	Dura Operating, 9.000% 5/1/09	1,391,250
2,050,000	Metaldyne Corp., 10.000% 11/1/13	1,693,125
2,400,000	Metaldyne Corp., 11.000% 6/15/12	2,040,000

		$6,977,875

	Basic Materials - 2.2%
2,650,000	Edgen Acquisition, 9.875% 2/1/11	2,583,750
1,300,000	Edgen Corporation, 9.875% 2/1/11 (a)	1,306,500
2,475,000	Doe Run Resources, 11.750% 11/1/08 (a)	2,264,625
2,300,000	Millar Western, 7.750% 11/15/13	1,748,000

		$7,902,875

	Building & Construction - 0.4%
1,550,000	Owens Corning, Zero Coupon Bond 8/1/18 in default (c)	1,356,250
	Communications - 1.8%
1,050,000	Adelphia Communications, Zero Coupon Bond 6/15/11 in default (c)	572,250
892,000	CCH I Holdings, 11.000% 10/1/15	780,500
4,324,000	CCH I Holdings, Zero Coupon Bond 5/15/14	2,724,120
300,000	Century Communications, Zero Coupon Bond in default (c)	300,000
2,325,000	Penton Media, 10.375% 6/15/11	2,197,125

		$6,573,995

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
	Consulting Services - 1.1%
2,750,000	MSX International, 11.000% 10/15/07	2,640,000
2,000,000	MSX International, 11.375% 1/15/08	1,354,280

		$3,994,280

	Electronics - 1.2%
4,500,000	Motors and Gears, 10.750% 11/15/06	4,477,500
	Finance - 1.3%
2,550,000	Advanta Capital Trust I, 8.990% 12/17/26	2,569,125
3,000,000	Banctec, 7.500% 6/1/08	2,225,070

		$4,794,195

	Food - 1.7%
2,665,000	Di Giorgio Corp., 10.000% 6/15/07	2,665,000
1,775,000	Eurofresh Inc, 11.500% 1/15/13 (a)	1,766,125
2,925,000	Merisant, 9.500% 7/15/13	1,842,750

		$6,273,875

	Garden Products - 0.3%
1,350,000	Ames True Temper, 10.000% 7/15/12	1,100,250
	Human Resources - 0.5%
1,650,000	Comforce Operating, 12.000% 12/1/07	1,652,062
	Industrial - 6.4%
1,875,000	Advanced Lighting Technologies, 11.000% 3/31/09	1,835,850
4,000,000	Consolidated Container, 10.125% 7/15/09	3,770,000
903,000	Constar International, 11.000% 12/1/12	677,250
2,750,000	Continental Global Group, 9.000% 10/1/08	2,633,400
4,350,000	GSI Group, 12.000% 5/15/13	4,502,250
2,052,000	Terphane Holding Corp, 12.500% 6/15/09 (a)	2,052,000
2,000,000	Trimas Corp., 9.875% 6/15/12	1,830,000
390,000	VICAP S.A., 11.375% 5/15/07 *	372,450
240,000	VITRO S.A., 12.750% 11/1/13 (a)	2,220,000
670,000	Wolverine Tube, 10.500% 4/1/09	556,100
3,405,000	Wolverine Tube, 7.375% 8/1/08 (a)	2,758,050

		$23,207,350

	Investment Companies - 0.3%
1,000,000	Reg Diversified Funding, Zero Coupon Bond 1/25/36 (a)	1,000,000
	Manufacturing - 2.3%
3,100,000	BGF Industries, 10.250% 1/15/09	2,898,500
1,225,000	Elgin National Industries, 11.000% 11/1/07	1,214,208
3,400,000	JB Poindexter, 8.750% 3/15/14	2,754,000
1,650,000	Maax Corp, 9.750% 6/15/12	1,346,813

		$8,213,521

	Medical Products - 1.5%
3,000,000	Healthsouth Corp, 11.418% 6/15/14 (a)	2,992,500
5,075,000	Insight Health Services, 9.875% 11/1/11	2,233,000

		$5,225,500

	Retail - 2.0%
950,000	General Nutrition Center, 8.500% 12/1/10	919,125
850,000	Jo-Ann Stores, 7.500% 3/1/12	765,000
1,075,000	Nebraska Book Company, 8.625% 3/15/12	999,750
1,429,000	Star Gas Partner, 10.250% 2/15/13	1,475,443
3,990,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,052,350

		$7,211,668

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
	Special Purpose Entity - 1.6%
815,000	Altra Industrial Motion, 9.000% 12/1/11	819,075
1,270,000	Interactive Health, 7.250% 4/1/11 (a)	1,022,350
1,275,000	Milacron Escrow Corp, 11.500% 5/15/11	1,182,563
2,000,000	MM Community Funding IX, 10.000% 5/1/33 (a)	1,560,000
230,000	PAHC Holdings, Zero Coupon Bond 2/1/10 **	236,900
775,000	PCA LLC/PCA Finance Corp, 14.000% 6/1/09 (a)	782,750

		$5,603,638

	Technology - 1.0%
3,125,000	Danka Business Systems, 11.000% 6/15/10	2,593,750
1,275,000	Spheris Inc, 11.000% 12/15/12 (a)	1,153,875

		$3,747,625

	Telecommunications - 2.6%
1,901,311	BARAK I.T.C., 10.000% 11/15/07 *	1,901,426
625,000	Iridium LLC/Capital Corp, 11.250% 7/15/05 in default (c)	178,125
3,975,000	Primus Telecommunications, 8.000% 1/15/14	2,544,000
2,200,000	Securus Technologies, 11.000% 9/1/11	1,826,000
3,000,000	Telefonica Emisiones SA, 7.045% 6/20/36	2,936,490

		$9,386,041

	Tobacco - 0.6%
2,600,000	North Atlantic Trading, 9.250% 3/1/12	2,093,000
	Transportation - 1.1%
1,000,000	Evergreen International Aviation, 12.000% 5/15/10	1,025,000
3,175,000	Sea Containers Ltd, 10.750% 10/15/06 *	3,048,000

		$4,073,000

	Travel - 0.6%
2,300,000	Worldspan Financial, 10.999% 2/15/11	2,259,750

Total Corporate Bonds - Non-Investment Grade (cost $137,481,580)		$131,132,285

MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 4.9% OF NET ASSETS
	Collateralized Mortgage Obligation - 4.9%
50,792	First Franklin Mortgage 2004-FF2 N3, 8.835% 4/25/34 (a)	51,046
	Harborview Mortgage 2004-1 X, 1.224% 4/19/34 interest-only strips	517,309
	Harborview Mortgage 2004-8 X, 0.947% 11/19/34 interest-only strips	1,426,355
5,000,000	Long Beach Mortgage 2004-4 M10, 5.844% 10/25/34	5,062,500
	Mellon Residential 2004-TBC1 X, 0.632% 2/26/34 interest-only strips (a)	579,440
3,125,000	Meritage Mortgage 2005-2 M11, 7.818% 11/25/35	2,584,469
2,000,000	Merrill Lynch Mortgage 2005-M1, 7.323% 5/25/36	1,609,360
183,116	Sail Net Interest Margin Notes 2004-5A B, 6.750% 6/27/34 (a)	183,574
2,500,000	Soundview 2005-OPT1 M10, 8.068% 6/25/35	2,275,000
1,940,324	Structured Asset 1999-SP1, 9.000% 5/25/29	1,918,296
1,423,000	Structured Asset 2003-BC1 B2, 9.000% 5/25/32	1,455,531

Total Mortgage Backed Securities - Investment Grade (cost $20,816,953)		$17,662,880

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 21.4% OF NET ASSETS
	Collateralized Mortgage Obligations - 21.4%
2,994,760	Countrywide Alternative Loan Trust 2005-51 B3, 6.517% 11/20/35	2,312,045
3,992,320	Countrywide Alternative Loan Trust 2005-56 B3, 6.573% 11/25/35 (a)	3,074,087
1,986,894	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.267% 3/20/46	1,112,661
2,995,234	Countrywide Alternative Loan Trust 2006-OA2 B2, 7.517% 5/20/46	1,684,819

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
3,000,000	First Franklin Mortgage 2004-FFH2 B2, 8.823 6/25/34 (a)	2,670,000
2,500,000	First Franklin Mortgage 2004-FFH3 B1, 8.823% 10/25/34 (a)	2,325,000
2,000,000	First Franklin Mortgage 2005-FFH3 B4, 7.323% 9/25/35 (a)	1,500,000
3,000,000	Fremont Home Equity 2005-C B3, 7.068% 7/25/35 (a)	2,205,000
1,000,000	Greenwich Structured Arm Products 2005-2A N2, 3.100% 2/26/35 (a)	710,000
3,000,000	Greenwich Structured Arm Products 2005-3 N2, 2.000% 6/27/35 (a)	1,856,250
6,000,000	Greenwich Structured Arm Products 2005-4 N-2, Zero Coupon Bond, 7/27/45 (a)	3,141,000
3,000,000	Greenwich Structured Arm Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	2,340,000
2,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	1,731,560
4,000,000	GSAMP Trust 2006-S1 B2, 7.900% 11/25/35 (a)	3,425,000
5,000,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36	4,789,600
1,999,881	Harborview Mortgage 2005-15 B10, 7.017% 10/20/45	1,591,785
2,990,347	Harborview Mortgage 2006-4 B11, 7.002% 5/19/47 (a)	1,839,064
5,000,000	Harborview Mortgage 2006-5 B1, 6.880% 7/19/47	2,953,150
5,000,000	Long Beach Asset Holdings 2005-WL1 N4, 7.500% 6/25/45 (a)	4,500,000
3,000,000	Meritage Mortgage 2004-2 B1, 8.573% 1/25/35 (a)	2,595,000
2,000,000	Meritage Mortgage 2004-2 B2, 8.573% 1/25/35 (a)	1,665,000
1,021,574	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
5,000,000	Park Place Securities 2005-WCW2 M10, 7.885% 7/25/35	4,450,000
2,000,000	Park Place Securities 2005-WCW3, 7.823% 8/25/35 (a)	1,640,000
3,000,000	Park Place Securities 2005-WHQ1 M10, 7.823% 3/25/35 (a)	2,667,180
3,000,000	Park Place Securities 2005-WHQ3, 7.885% 6/25/35	2,602,500
2,000,000	Park Place Securities 2005-WHQ4, 7.823% 9/25/35 (a)	1,370,320
2,000,000	People’s Choice Home Loan 2004-2 B, 5.000% 10/25/34 (a)	1,669,900
1,530,000	Popular 2005-4 B2, 7.823% 9/25/35 (a)	1,377,000
2,000,000	Soundview 2005-1 B3, 8.573% 4/25/35 (a)	1,560,000
1,000,000	Soundview 2005-2 B4, 8.823% 7/25/35 (a)	730,000
2,000,000	Soundview 2005-B M14, 7.650% 5/25/35 (a)	1,506,700
2,000,000	Structured Asset Securities Corporation 2004-S2 B, 6.000% 6/25/34 (a)	1,827,080
2,000,000	Structured Asset Securities Corporation 2004-S4 B3, 5.090% 12/25/34 (a)	1,581,640
1,816,614	Structured Asset Securities Corporation 2004-S3 M9, 6.000% 11/25/34 (a)	1,709,271
2,000,000	Structured Asset Securities Corporation 2005-AR1 B2, 7.323% 9/25/35 (a)	1,510,000

Total Mortgage Backed Securities - Non-Investment Grade (cost $76,624,386)		$77,165,015

GOVERNMENT AGENCY SECURITIES - 1.0% OF NET ASSETS
	Fannie Mae 1998-M7 N, 0.821% 5/25/36 interest-only strips (e)	906,810
3,999,313	Freddie Mac Whole Loan 2005-S001 1B5, 6.585% 9/25/35	2,599,554

Total Government Agency Securities (cost $6,015,232)		$3,506,364

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
1,000,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	490,000

Total Municipal Agency Securities (cost $626,650)		$490,000

COMMON STOCKS - 18.9% OF NET ASSETS
46,500	Alpha Natural Resources, Inc. (c)	912,330
73,262	American Capital Strategies, Ltd.	2,452,812
29,700	Aqua America, Inc.	676,863
21,500	Arthur J. Gallagher & Co.	544,810
65,100	ATI Technologies Inc. (c)	950,460
28,100	AVX Corporation	443,699
7,500	Bois d’Arc Energy LLC (c)	123,525

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
91,000	Cascade Microtech, Inc. (c)	1,042,860
11,400	Caterpillar, Inc.	849,072
11,500	CEMEX, S.A. de C.V.	655,155
45,600	Chiquita Brands	628,368
76,800	Citizens Communications Company	1,002,240
37,500	Companhia de Saneamento Básico do Estado de São Paulo (c)	883,125
40,200	COMPASS DIVERSIFED	573,654
3,500	Compton Petroleum Corporation (c)	40,390
75,500	Consolidated Communications Illinois Holdings, Inc. (c)	1,255,565
21,500	Cytec Industries Inc. (d)	1,153,690
8,900	Deere & Company	743,061
54,800	Direct General Corporation	927,216
16,200	Dow Chemical	632,286
16,300	Edison International	635,700
45,300	Education Realty Trust, Inc.	754,245
8,600	EnCana Corporation (d)	452,704
25,500	ENSCO International Incorporated (d)	1,173,510
40,800	Enterprise Partners Products L.P.	1,015,920
52,900	FairPoint Communications, Inc.	761,760
47,900	FAMOUS DAVE’S	637,070
21,700	Fording Canadian Coal Trust	687,890
18,100	Global Industries, Ltd. (c)(d)	302,270
14,300	HELIX ENERGY	577,148
90,600	Infocrossing, Inc. (c)	1,046,430
226,600	InPhonic, Inc. (c)	1,427,580
91,386	Intermet Corporation (c)	731,088
144,400	International Coal Group, Inc. (c)	1,045,456
48,000	Iowa Telecommunications Services, Inc.	908,160
10,100	J.C. Penney Company, Inc.	681,851
25,650	Kinder Morgan Energy Partners, L.P.	1,178,874
43,800	KKR Financial Corp. (c)	911,478
5,500	Korn/Ferry International (c)	107,745
19,900	L-3 Communications Holdings, Inc.	1,500,858
14,100	Lloyds TSB Group plc	556,527
4,600	Lone Star Technologies, Inc. (c)(d)	248,492
45,000	Macquarie Infrastructure Company Trust	1,241,550
21,500	Magellan Midstream Partners, L.P.	730,570
9,100	Manpower Inc.	587,860
43,800	Masco Corporation	1,298,232
4,200	McDermott International	190,974
135,150	MCG Capital Corporation	2,148,885
39,400	Mittal Steel Company N.V.	1,202,094
47,700	Motorola, Inc.	961,155
87,000	Nam Tai Electronics, Inc.	1,946,190
114,400	Ness Technologies, Inc. (c)	1,229,800
36,000	Optimal Group, Inc.	486,360
6,500	Paccar, Inc.	535,470
31,600	Pacific Sunwear	566,588
16,500	Philippine Long Distance Telephone Company	569,580
333	Providence Washington Insurance Companies (c)	33
55,700	Regal Entertainment Group	1,131,824

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

Principal Amount/ Shares		Value (b)
18,300	RTI International Metals	1,021,872
21,400	Sanderson Farms	598,986
23,100	Sasol Limited	892,584
43,010	Ship Finance International Limited	744,503
181,132	Star Gas Partners	485,433
21,300	Superior Energy Services, Inc. (c)	722,070
178,508	Taiwan Semiconductor Manufacturing Company Ltd.	1,638,703
16,600	Talbots, Inc.	306,270
168,247	Technology Investment Capital Corporation (c)	2,464,819
10,600	Tenaris SA	429,194
24,600	Teva Pharmaceutical Industries Limited	777,114
33,100	The Home Depot, Inc. (d)	1,184,649
19,800	The Timken Company	663,498
144,650	Trustreet Properties Inc.	1,907,934
48,600	Tsakos Energy Navigation Limited (d)	2,025,648
20,600	Valero Energy Corporation (d)	1,370,312
19,400	Valero L.P.	957,390
22,900	Washington Mutual, Inc.	1,043,782

Total Common Stocks (cost $67,470,189)		$67,895,863

PREFERRED STOCKS - 1.7% OF NET ASSETS
30,000	Baker Street Funding (a)(c)	2,910,000
1,000	Credit Genesis CLO 2005 (a)	1,000,000
1,000,000	Hewett’s Island II (a)	990,000
1,550	Motient Corporation	1,201,250

Total Preferred Stocks (cost $6,178,750)		$6,101,250

CORPORATE LOANS - 0.1% OF NET ASSETS
375,000	ICO North America, 7.500% 8/15/09	431,250

Total Corporate Loans (cost $375,000)		$431,250

EURODOLLAR TIME DEPOSITS - 3.1% OF NET ASSETS
11,055,000	State Street Bank & Trust Company Eurodollar time deposits dated June 30, 2006, 4.050% maturing at $11,058,731.06 on July 5, 2006.	$11,055,000
Total Investments - 137.7% of Net Assets (cost $513,398,640)		$495,795,032

Other Assets and Liabilities, net - (37.7%) of Net Assets		(135,645,282)

Net Assets		$360,149,750

	Call Options Written 6/30/2006
Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
32	EnCana Corporation/July/50	8,280
46	Lone Star Technologies, Inc./July/50	21,620
91	Manpower Corporation/July/65	17,290
22	Motorola, Inc./July/20	1,760
42	Paccar, Inc./July/75	25,620
29	Teva Pharmaceutical Industries Limited/July/35	580

Total Call Options Written (Premiums Received $59,112)		$75,150

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

June 30, 2006 (Unaudited)

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.

(b)	See accompanying note to schedule of investments regarding investment valuations.

(c)	Non-income producing security.

(d)	A portion or all of the security is pledged as collateral for call options written.

(e)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.

*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

**	Payment-in-kind security.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price, usually 4:00 p.m., Eastern Time, on the valuation date. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U. S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK Strategic Income Fund, Inc.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carter E. Anthony
Carter E. Anthony
President and Chief Executive Officer

Date:	August 29, 2006

By:	/s/ Joseph C. Weller
Joseph C. Weller
Treasurer and Chief Financial Officer

Date:	August 29, 2006